Annual Total Returns - VIPFreedomFunds-InitialServiceService2ComboPRO - VIPFreedomFunds-InitialServiceService2ComboPRO - VIP Freedom 2020 Portfolio - VIP Freedom 2020 Portfolio - Initial Class	Apr. 29, 2024
Bar Chart Table:
Annual Return 2014	4.82%
Annual Return 2015	(0.27%)
Annual Return 2016	6.12%
Annual Return 2017	16.62%
Annual Return 2018	(5.86%)
Annual Return 2019	20.13%
Annual Return 2020	15.06%
Annual Return 2021	9.47%
Annual Return 2022	(15.69%)
Annual Return 2023	12.40%